Costs of sales (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Costs of sales
Cost of stream sales	$ 135.1	$ 102.9
Cost of prepaid ounces		7.1
Mineral production taxes	2.4	2.3
Mining costs of sales	137.5	112.3
Energy costs of sales	7.3	5.9
Total costs of sales	$ 144.8	$ 118.2